Debt	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Debt
8.
Debt

The Company's credit facilities include the following:

•
$305,000 senior secured revolving credit facility (the “Revolving Credit Facility”).
•
$1,018,000 aggregate principal amount senior secured USD first lien term loan facility (the “Term Loan Facility (USD)”)(comprising the original $628,000 and incremental $390,000 facility entered into on September 28, 2021 as described below);
•
€710,000 aggregate principal amount senior secured EUR first lien term loan facility (the “Term Loan Facility (EUR)”) (comprising the original €435,000 and an incremental €275,000 facility entered into on September 28, 2021 as described below); and
•
$400,000 aggregate principal amount of USD secured notes and €435,000 aggregate principal amount of EUR secured notes (“Secured Notes”).

The Company has made drawdowns and repayments on the Revolving Credit Facility throughout the year. As of December 31, 2025 and 2024, $226,184 and $90,713, respectively, was drawn down on the Revolving Credit Facility.

Line of Credit

The Company’s Line of Credit is $75,000 which is restricted for use in funding settlements in the Merchant Solutions business and is secured against known transactions. During 2024 the Company signed an amendment to extend the maturity of the Line of Credit from June 2025 to July 2027. As of December 31, 2025 and 2024, the Company had outstanding balances of $74,000 and $65,000, respectively.

The key terms of these facilities were as follows:

Facility	Currency	Interest rate (1)	Effective Interest Rate (2)	Facility maturity date	Principal outstanding at December 31, 2025 (Local Currency)	Principal outstanding at December 31, 2025 (USD)
Term Loan Facility (USD) (3)	USD	USD SOFR + 0.11%(4) + 2.75% (0.5% floor)	7.6%	Jun-28	818,684	$818,684
Term Loan Facility (EUR) (5)	EUR	EURIBOR + 3.00% (0% floor)	5.8%	Jun-28	586,281	688,527
Secured Loan Notes (EUR)	EUR	3.00%	3.2%	Jun-29	421,362	494,847
Secured Loan Notes (USD)	USD	4.00%	4.2%	Jun-29	337,206	337,206
Revolving Credit Facility (USD)	USD	BASE + 0.10%(4) + 2.25% (0% floor)	6.1%	Dec-27	97,000	97,000
Revolving Credit Facility (EUR)	EUR	BASE + 2.25% (0% floor)	4.2%	Dec-27	110,000	129,184
Line of Credit	USD	Term SOFR (6) + 2.70%	6.7%	Jul-27	74,000	74,000
Total Principal Outstanding						$2,639,448

(1)
For facilities which utilize the EURIBOR and SOFR rates, a rate floor of 0% and 0.5% applies, respectively.
(2)
The effective interest rate is as of December 31, 2025.
(3)
Represents Term Loan Facility (USD) and USD Incremental Term Loan as defined under the current facilities.
(4)
Represents a credit spread adjustment to reflect the historical difference between LIBOR and SOFR.
(5)
Represent Term Loan Facility (EUR) and EUR Incremental Term Loan as defined under the current facilities.
(6)
The Term Secured Overnight Financing Rate ("Term SOFR") is the forward-looking term rate based on the SOFR. The Term SOFR is administered by the CME Group Benchmark Association Limited.

	As of December 31,
	2025	2024
Principal outstanding	$2,639,448	$2,390,689
Unamortized debt issuance cost	(24,220)	(27,141)
Total	2,615,228	2,363,548
Short-term debt	10,190	10,190
Long-term debt	$2,605,038	$2,353,358

For the years ended December 31, 2025, 2024 and 2023, interest expense, including amortization of deferred debt issuance cost, was $136,414, $140,805 and $151,148.

Maturity requirements on non-current debt as of December 31, 2025 by year are as follows:

Years ending December 31,
2026	$10,190
2027	310,374
2028	1,486,831
2029	832,053
Total	$2,639,448

During the year ended December 31, 2025, the Company made mandatory principal payments of $10,190, and voluntary prepayments of $25,292 under its Term Loan Facility. The Company did not repurchase any debt during the year ended December 31, 2025.

During the year ended December 31, 2024, the Company made mandatory principal payments of $10,190 under its Term Loan Facility. In addition, the Company repurchased $8,375 of Secured Notes and $85,599 of Term Loans during the year ended December 31, 2024. This resulted in a gain on repurchase of $1,696 recognized within "Other income, net" within the Consolidated Statements of Comprehensive Income / (Loss) for the year ended December 31, 2024.

On April 13, 2023, the Company entered into a debt amendment agreement to replace LIBOR with SOFR, following the Financial Conduct Authority's ("FCA") decision to phase out the use of LIBOR by June 30, 2023. The USD Term Loan Facility and USD Revolving Credit Facility previously bore interest at LIBOR plus margin. This contract modification qualifies for the relief provided in ASU 2021-01. The Company applied the optional expedient in this standard, accounting for the amendment as if the modification was not substantial and thus a continuation of the existing contract, with the change in rate accounted for prospectively.

Compliance with Covenants

The Company’s facilities as described above contain affirmative, restrictive and incurrence-based covenants, including, among others, financial covenants based on the Company’s leverage and Revolving Credit Facility utilization, as defined in the agreement. The financial covenants under the facilities require the Company to test its Consolidated First Lien Debt Ratio if the principal amount of the Revolving Credit Facility, less any cash and cash equivalents, at the reporting date exceeds 40% of the total Revolving Credit Facility Commitment. If the Revolving Credit Facility utilization is greater than 40% at the reporting date, there is an additional requirement that the Consolidated First Lien Debt Ratio is not permitted to exceed 7.5 to 1.0. The Consolidated First Lien Debt Ratio is the ratio of (a) consolidated senior secured net debt of the Company and restricted subsidiaries as of the last day of such relevant period to (b) Last Twelve Months ("LTM") EBITDA, as defined in the new facilities, of the Company and the restricted subsidiaries for the relevant period.

In addition, the Company’s Line of Credit requires us to maintain certain financial covenants for Paysafe Payment Processing Services LLC (“PPPS”), including a Fixed Charge Coverage Ratio of not less than 1.10 to 1.00 (or 1.25 to 1.00 on an adjusted basis), a leverage ratio not to exceed 2:00 to 1:00 and minimum liquidity of $3,000. “Fixed Charge Coverage Ratio” as defined in the agreement and in relation to PPPS means (a) EBITDA less (i) non-financed capital expenditures, (ii) tax payments, and (iii) certain restricted payments, divided by (b) the sum of (i) scheduled principal payments on funded debt, (ii) principal payments in respect of certain intercompany indebtedness , and (iii) interest expense.

The Company was in compliance with all financial covenants at December 31, 2025 and 2024.

Letters of Credit

As of December 31, 2025 and 2024, the Company had issued letters of credit of approximately $153,328 and $142,666, respectively, for use in the ordinary course of business.